Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended			8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended			8 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Mar. 31, 2013 Senior secured term loan TransUnion Corp-Successor	Dec. 31, 2012 Senior secured term loan TransUnion Corp-Successor	Mar. 31, 2012 Senior secured term loan TransUnion Corp-Predecessor	Apr. 30, 2012 Senior secured term loan TransUnion Corp-Predecessor	Dec. 31, 2011 Senior secured term loan TransUnion Corp-Predecessor	Dec. 31, 2010 Senior secured term loan TransUnion Corp-Predecessor	Mar. 31, 2013 11.375% Senior notes TransUnion Corp-Successor	Mar. 31, 2012 11.375% Senior notes TransUnion Corp-Predecessor	Mar. 31, 2013 Other debt TransUnion Corp-Successor	Dec. 31, 2012 Other debt TransUnion Corp-Successor	Mar. 31, 2012 Other debt TransUnion Corp-Predecessor	Apr. 30, 2012 Other debt TransUnion Corp-Predecessor	Dec. 31, 2011 Other debt TransUnion Corp-Predecessor	Dec. 31, 2010 Other debt TransUnion Corp-Predecessor	Dec. 31, 2010 Senior secured revolving line of credit TransUnion Corp-Predecessor	Dec. 31, 2012 11.375% notes TransUnion Corp-Successor	Apr. 30, 2012 11.375% notes TransUnion Corp-Predecessor	Dec. 31, 2011 11.375% notes TransUnion Corp-Predecessor	Dec. 31, 2010 11.375% notes TransUnion Corp-Predecessor	Mar. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Mar. 31, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Mar. 31, 2012 TransUnion Holding Company, Inc. 9.625% Notes	Mar. 31, 2013 TransUnion Holding Company, Inc. 9.625% Notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Notes	Mar. 31, 2013 TransUnion Holding Company, Inc. 8.125 % Notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Notes	Mar. 31, 2013 TransUnion Holding Company, Inc. Other debt	Dec. 31, 2012 TransUnion Holding Company, Inc. Other debt	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% notes
Component of Other Expense, Nonoperating [Line Items]
Cash and other interest		$ 83.6		$ 39.4	$ 122.5	$ 84.6		$ 35.0		$ 15.1	$ 47.7	$ 35.6				$ (0.3)		$ (0.2)	$ 1.4	$ 9.1	$ 0.1	$ 48.9	$ 24.5	$ 73.4	$ 39.8			$ 133.7		$ 35.0				$ 44.8		$ 5.3		$ (0.3)	$ 48.9
Amortized interest	2.3		0.9	3.9	4.2	17.1				0.5	2.2	3.5								1.2			0.6	1.7	0.8	0.1	3.7	2.1						1.9		0.2
Total amortized interest				1.1	3.9	5.5																						2.1
Amortized purchase accounting fair value adjustment premium																						(10.8)																	(10.8)
Total amortized discount / premium	(4.2)	(10.8)																									(4.1)	(10.8)
Total interest	$ 25.8	$ 72.8	$ 30.7	$ 40.5	$ 126.4	$ 90.1	$ 11.7	$ 35.0	$ 11.7	$ 15.6	$ 49.9	$ 39.1	$ 14.2	$ 18.8	$ (0.1)	$ (0.3)	$ 0.2	$ (0.2)	$ 1.4	$ 10.3	$ 0.1	$ 38.1	$ 25.1	$ 75.1	$ 40.6	$ 1.5	$ 49.8	$ 125.0	$ 11.7	$ 35.0	$ 14.2	$ 1.5	$ 15.5	$ 46.7	$ 8.5	$ 5.5	$ (0.1)	$ (0.3)	$ 38.1